Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets:
Net operating loss carry-forward	$ 97,823	$ 41,826
Valuation allowance	(97,823)	(41,826)	$ (43,491)
Total deferred tax assets
Deferred tax liabilities:
Increase in fair value of intangible assets acquired through acquisition	230,469
Deferred tax liabilities	$ 230,469